Financial risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Probable scenario for future interest rate (percent)	12.15%
Basis of interest rate risk exposure to CDI (percent)	108.00%	117.00%
Current investments	R$ 487,924	R$ 782,612
Banking Issuances	24,089,234	R$ 16,188,440	R$ 11,995,288
Deposits [Member]
Disclosure of credit risk exposure [line items]
Banking Issuances	17,038,525
Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Certificate of Deposit - related party	1,060,961
Interbank deposits
Disclosure of credit risk exposure [line items]
Interbank deposit	7,050,709
Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Short-term investment	416,693
Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Current investments	487,924
Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Compulsory reserve	4,761,404
Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Corporate securities	12,030,573
Borrowings [Member]
Disclosure of credit risk exposure [line items]
Balances with banks	4,521,503
Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Obligations to FIDC quota holders - Interest risk	R$ 1,151,384
Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	109.00%
Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	105.00%
Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	110.00%
Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	63.00%
Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	107.00%
Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	108.00%
Scenario with maintaining of CDI (12.15%) | Interest rate risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (4,232,451)
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(2,256,497)
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(135,352)
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(942,327)
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(847,794)
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	50,628
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	59,283
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	578,511
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(587,818)
Scenario with maintaining of CDI (12.15%) | Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(151,085)
Simulated scenario with increase to 13.15% | Interest rate risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(4,580,802)
Simulated scenario with increase to 13.15% | Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(2,442,217)
Simulated scenario with increase to 13.15% | Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(146,492)
Simulated scenario with increase to 13.15% | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,019,885)
Simulated scenario with increase to 13.15% | Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(917,572)
Simulated scenario with increase to 13.15% | Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	54,795
Simulated scenario with increase to 13.15% | Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	64,162
Simulated scenario with increase to 13.15% | Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	626,125
Simulated scenario with increase to 13.15% | Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(636,198)
Simulated scenario with increase to 13.15% | Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(163,520)
Probable scenario with increase to 14.90% [Member] | Interest rate risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(5,190,414)
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(2,767,227)
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(165,987)
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,155,611)
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,039,682)
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	62,087
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	72,701
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	709,449
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(720,863)
Probable scenario with increase to 14.90% [Member] | Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (185,281)
Probable scenario for 2025 [Member]
Disclosure of credit risk exposure [line items]
Probable scenario for future interest rate (percent)	14.90%